Risk/Return Detail Data - VIPFreedomFunds-InitialServiceService2ComboPRO	Apr. 29, 2024 USD ($)
Risk/Return:
Registrant Name	Variable Insurance Products Fund V
VIPFreedomFunds-InitialServiceService2ComboPRO | VIP Freedom 2005 Portfolio
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: VIP Freedom 2005 Portfolio℠ /Initial Class, Service Class, Service Class 2
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	VIP Freedom 2005 Portfolio℠ seeks high total return with a
Objective, Secondary [Text Block]	secondary objective of principal preservation as the fund approaches its target date and beyond.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, and sell interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Shareholder Fees Caption [Text]	Fees
(fees paid directly from your investment)
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity ® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 29 % of the average value of its portfolio.
Portfolio Turnover, Rate	29.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds). Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the VIP Freedom Income PortfolioSM, approximately 10 to 19 years after the year 2005. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund's neutral asset allocations from time to time when in the interests of shareholders. The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, inflation-protected bond, and long-term treasury bond), and short-term funds. Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation. The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective. As of January 1, 2024, the fund's neutral asset allocation to underlying Fidelity® funds and futures was approximately: U.S. Equity Funds 11% International Equity Funds 8% International Bond Funds 3% U.S. Investment Grade Bond Funds 40% Long-Term Treasury Bond Funds 3% Inflation-Protected Bond Funds 15% Short-Term Funds 20% * The Adviser may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above. The allocation percentages may not add to 100% due to rounding. The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class. The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund's total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics. Designed for investors who retired in or within a few years of 2005 (target retirement date) at or around age 65. When the neutral asset allocation of a fund matches VIP Freedom Income Portfolio's neutral asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with VIP Freedom Income Portfolio SM , without shareholder approval, and the fund's shareholders will become shareholders of VIP Freedom Income Portfolio SM . Reorganization. VIP Freedom 2005 Portfolio ℠ (the "Fund") has changed its asset allocation over time following its predetermined glide path and its allocations now match those of the VIP Freedom Income Portfolio ℠ (the "Income Fund"). As described in the Funds' prospectus, once the Funds' asset allocations match, the Board of Trustees of Variable Insurance Products Fund V (the "Trust") may approve combining the Fund with the Income Fund if the Board determines that the combination is in the best interest of the Fund and its shareholders. At its January 2024 meeting, the Board of Trustees of the Trust unanimously approved an Agreement and Plan of Reorganization ("Agreement") between the Fund and the Income Fund. The Income Fund seeks high total return with a secondary objective of principal preservation. The Fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. The Agreement provides for the transfer of all of the assets and the assumption of all of the liabilities of the Fund in exchange for shares of the Income Fund equal in total value to the total value of shares of the Fund. After the exchange, the Fund will distribute the Income Fund shares to its shareholders pro rata, in liquidation of the Fund (these transactions are referred to as the "Reorganization"). The Reorganization, which does not require shareholder approval, is expected to take place on or about June 7, 2024 (the "Closing Date"). The Reorganization is expected to be a tax-free transaction. This means that neither the Fund nor its shareholders will recognize any gain or loss as a direct result of the Reorganization. Shareholders of the Fund should carefully consider whether the Income Fund's principal investment strategies, limitations and risks (as set forth in the Income Fund's prospectus) will meet their investment needs. Fund shareholders who do not wish to own Income Fund shares may: (1) redeem Fund shares or (2) exchange Fund shares for shares of another Fidelity fund for which they are eligible prior to the Closing Date. Please note that if shares are held in a taxable account, a redemption or exchange will be a taxable event and may result in gain or loss in connection with the transaction. For more detailed information, please contact Fidelity at 1-877-208-0098.
Risk [Heading]	Principal Investment Risks
Risk Narrative [Text Block]	Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date. Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses. Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives. Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments. Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease. Income Risk. A low or negative interest rate environment can adversely affect an underlying fund's yield. Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile. Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change. Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's credit quality or value and an issuer's or counterparty's ability to pay interest and principal when due. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes, and if the structure of a security fails to function as intended, the security could decline in value. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities tend to be particularly sensitive to these changes and involve greater risk of default or price changes due to changes in the credit quality of the issue, economic recessions or periods of high interest rates. The value of lower-quality debt securities and certain types of other securities often fluctuates in response to company, political, or economic developments and can decline significantly over short as well as long periods of time or during periods of general or regional economic difficulty. Lower-quality debt securities can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price, and often are considered to be speculative. Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders. Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries. Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly. Inflation-Protected Debt Exposure. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable. You could lose money by investing in the fund.
Risk Lose Money [Text]	You could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]	Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	7.41%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Jun. 30, 2022
Lowest Quarterly Return	(6.61%)
Performance Table Heading	Average Annual Returns
VIPFreedomFunds-InitialServiceService2ComboPRO | VIP Freedom 2005 Portfolio | VIP Freedom 2005 Portfolio - Initial Class
Risk/Return:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Acquired fund fees and expenses	0.37%
Total annual operating expenses	0.37%	[1]
1 year	$ 38
3 years	119
5 years	208
10 years	$ 468
2014	4.30%
2015	(0.25%)
2016	5.00%
2017	11.06%
2018	(2.95%)
2019	13.81%
2020	11.25%
2021	4.09%
2022	(12.37%)
2023	8.01%
VIPFreedomFunds-InitialServiceService2ComboPRO | VIP Freedom 2005 Portfolio | VIP Freedom 2005 Portfolio - Service Class
Risk/Return:
Management fee	none
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	none
Acquired fund fees and expenses	0.37%
Total annual operating expenses	0.47%	[1]
1 year	$ 48
3 years	151
5 years	263
10 years	$ 591
VIPFreedomFunds-InitialServiceService2ComboPRO | VIP Freedom 2005 Portfolio | VIP Freedom 2005 Portfolio - Service Class 2
Risk/Return:
Management fee	none
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	none
Acquired fund fees and expenses	0.37%
Total annual operating expenses	0.62%	[1]
1 year	$ 63
3 years	199
5 years	346
10 years	$ 774
VIPFreedomFunds-InitialServiceService2ComboPRO | VIP Freedom 2005 Portfolio | Return Before Taxes | VIP Freedom 2005 Portfolio - Initial Class
Risk/Return:
Label	Initial Class
Past 1 year	8.01%
Past 5 years	4.52%
Past 10 years	3.92%
VIPFreedomFunds-InitialServiceService2ComboPRO | VIP Freedom 2005 Portfolio | Return Before Taxes | VIP Freedom 2005 Portfolio - Service Class
Risk/Return:
Label	Service Class
Past 1 year	7.85%
Past 5 years	4.40%
Past 10 years	3.81%
VIPFreedomFunds-InitialServiceService2ComboPRO | VIP Freedom 2005 Portfolio | Return Before Taxes | VIP Freedom 2005 Portfolio - Service Class 2
Risk/Return:
Label	Service Class 2
Past 1 year	7.72%
Past 5 years	4.27%
Past 10 years	3.66%
VIPFreedomFunds-InitialServiceService2ComboPRO | VIP Freedom 2005 Portfolio | LB001
Risk/Return:
Label	Bloomberg U.S. Aggregate Bond Index
Past 1 year	5.53%
Past 5 years	1.10%
Past 10 years	1.81%
VIPFreedomFunds-InitialServiceService2ComboPRO | VIP Freedom 2005 Portfolio | IXWFR
Risk/Return:
Label	Fidelity VIP Freedom 2005 Composite Index℠
Past 1 year	8.44%
Past 5 years	4.09%
Past 10 years	3.82%

[1]	A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.